Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.1%)
Communication Services (16.6%)
	Meta Platforms Inc. Class A	3,823,446	2,195,881
	Alphabet Inc. Class C	11,374,503	1,939,239
*	Netflix Inc.	1,650,705	1,463,862
*	Trade Desk Inc. Class A	8,413,724	1,081,584
*	Spotify Technology SA	839,225	400,277
	Walt Disney Co.	2,242,997	263,485
	Alphabet Inc. Class A	1,507,587	254,707
*	Roblox Corp. Class A	3,949,966	198,012
*	Pinterest Inc. Class A	4,979,465	150,977
*	Roku Inc.	1,474,811	101,806
			8,049,830
Consumer Discretionary (17.9%)
*	Amazon.com Inc.	18,582,379	3,863,091
*	Tesla Inc.	4,402,096	1,519,428
*	DoorDash Inc. Class A	3,005,427	542,420
*	MercadoLibre Inc.	197,392	391,857
*	Duolingo Inc.	997,442	347,379
	TJX Cos. Inc.	2,424,166	304,693
*	DraftKings Inc. Class A	5,828,292	254,405
*	Sweetgreen Inc. Class A	5,674,704	232,549
	Hilton Worldwide Holdings Inc.	791,770	200,666
*	O'Reilly Automotive Inc.	150,630	187,266
*	Chipotle Mexican Grill Inc.	2,436,822	149,913
*	Airbnb Inc. Class A	1,087,098	147,965
*	SharkNinja Inc.	1,332,214	133,954
*	Wayfair Inc. Class A	2,709,655	125,295
*	Chewy Inc. Class A	3,574,588	119,427
	Industria de Diseno Textil SA	1,265,600	69,840
*	YETI Holdings Inc.	1,539,466	62,148
*,1	Rivian Automotive Inc. Class A	3,122,428	38,187
			8,690,483
Consumer Staples (1.5%)
	Costco Wholesale Corp.	362,480	352,287
	Walmart Inc.	3,214,963	297,384
*	Oddity Tech Ltd. Class A	1,277,275	59,342
			709,013
Financials (7.6%)
	Mastercard Inc. Class A	1,663,147	886,358
	Visa Inc. Class A	1,273,137	401,140
	KKR & Co. Inc.	2,299,067	374,449
	Ares Management Corp. Class A	1,649,140	291,452
	S&P Global Inc.	513,165	268,134
*	Affirm Holdings Inc.	3,568,918	249,860
	Tradeweb Markets Inc. Class A	1,587,777	215,144
	American Express Co.	682,170	207,843
*	NU Holdings Ltd. Class A	13,849,545	173,535
*	Block Inc. (XNYS)	1,884,735	166,893
	Nasdaq Inc.	1,897,323	157,459
*,1	Lemonade Inc.	1,991,723	103,191
*	Corpay Inc.	193,557	73,780
	Moody's Corp.	142,388	71,191
	MSCI Inc.	103,070	62,835
			3,703,264
Health Care (9.1%)
	Eli Lilly & Co.	1,596,282	1,269,603
*	Vertex Pharmaceuticals Inc.	856,124	400,777
	Stryker Corp.	587,622	230,436
	Novo Nordisk A/S ADR	2,143,702	228,947

Vanguard® U.S. Growth Fund
		Shares	Market Value ($000)
	UnitedHealth Group Inc.	375,041	228,850
*	Intuitive Surgical Inc.	418,020	226,567
	Zoetis Inc.	1,237,651	216,898
*	Boston Scientific Corp.	1,997,362	181,081
*	Alnylam Pharmaceuticals Inc.	649,417	164,348
	Danaher Corp.	685,058	164,202
*	Insulet Corp.	547,253	145,996
*,1	Tempus AI Inc.	2,283,406	142,918
*	Inspire Medical Systems Inc.	661,254	127,463
*	Moderna Inc.	2,949,675	127,013
*	Doximity Inc. Class A	2,187,657	115,946
*	Guardant Health Inc.	2,984,242	106,269
*	Penumbra Inc.	405,193	98,916
*	Denali Therapeutics Inc.	3,372,019	84,300
	Ensign Group Inc.	570,558	83,421
	UCB SA	217,543	42,661
*,1	Recursion Pharmaceuticals Inc. Class A	3,664,891	25,911
*	Sana Biotechnology Inc.	2,452,970	6,819
*,2	ABIOMED Inc. CVR	718,252	733
			4,420,075
Industrials (5.2%)
*	Uber Technologies Inc.	7,497,931	539,551
	General Electric Co.	2,270,274	413,553
*	Copart Inc.	4,731,298	299,917
	Watsco Inc.	440,456	242,956
	TransUnion	2,167,187	219,970
	General Dynamics Corp.	713,036	202,509
	Eaton Corp. plc	538,432	202,138
*	Boeing Co.	1,228,031	190,885
	Waste Connections Inc. (XTSE)	592,074	113,957
	Vertiv Holdings Co. Class A	802,462	102,394
			2,527,830
Information Technology (38.3%)
	NVIDIA Corp.	34,099,055	4,714,194
	Microsoft Corp.	8,782,778	3,719,155
	Apple Inc.	15,009,037	3,562,095
	Broadcom Inc.	7,228,054	1,171,523
*	Shopify Inc. Class A (XTSE)	6,335,810	732,420
*	Cloudflare Inc. Class A	4,015,540	400,871
	Salesforce Inc.	1,073,279	354,171
*	ServiceNow Inc.	327,216	343,394
*	Crowdstrike Holdings Inc. Class A	774,953	268,111
*	HubSpot Inc.	358,280	258,338
*	Cadence Design Systems Inc.	840,424	257,850
	Intuit Inc.	397,334	254,981
*	MongoDB Inc.	776,389	250,378
*	Workday Inc. Class A	973,454	243,354
*	Datadog Inc. Class A	1,541,645	235,486
*	Snowflake Inc. Class A	1,322,820	231,229
	Monolithic Power Systems Inc.	376,811	213,893
*	Adobe Inc.	344,381	177,677
*	Palo Alto Networks Inc.	439,744	170,542
*	Advanced Micro Devices Inc.	1,215,099	166,681
	ASML Holding NV (Registered)	236,159	162,149
	Marvell Technology Inc.	1,697,394	157,331
*	Gartner Inc.	303,410	157,145
*	Samsara Inc. Class A	2,755,488	147,391
*	Aurora Innovation Inc.	22,774,094	147,348
	Microchip Technology Inc.	748,021	50,993
*	Sprout Social Inc. Class A	1,407,155	45,057
*,1	ARM Holdings plc ADR	242,825	32,609
			18,626,366
Materials (0.0%)
*,1	Ginkgo Bioworks Holdings Inc.	465,798	4,053
Real Estate (1.9%)
	Welltower Inc.	2,705,091	373,789
	Equinix Inc.	254,388	249,677
*	CoStar Group Inc.	2,305,995	187,570

Vanguard® U.S. Growth Fund
		Shares	Market Value ($000)
	Lineage Inc.	1,550,902	98,358
			909,394
Total Common Stocks (Cost $21,307,976)			47,640,308
Temporary Cash Investments (2.3%)
Money Market Fund (2.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.651%	9,768,068	976,709
		Face Amount ($000)
Repurchase Agreements (0.3%)
	Bank of America Securities, LLC 4.580%, 12/2/24 (Dated 11/29/24, Repurchase Value $77,530,000, collateralized by Fannie Mae 2.000%–4.500%, 8/1/37–4/1/53, Freddie Mac 2.500%–5.500%, 11/1/33–5/1/54, and Ginnie Mae 5.000%, 5/20/40, with a value of $79,050,000)	77,500	77,500
	Societe Generale 4.570%, 12/2/24 (Dated 11/29/24, Repurchase Value $77,530,000, collateralized by U.S. Treasury Note/Bond 4.250%, 11/15/40, with a value of $79,050,000)	77,500	77,500
			155,000
Total Temporary Cash Investments (Cost $1,131,605)			1,131,709
Total Investments (100.4%) (Cost $22,439,581)			48,772,017
Other Assets and Liabilities—Net (-0.4%)			(184,316)
Net Assets (100%)			48,587,701
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $207,644,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $214,403,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	2,140	647,511	16,988
E-mini S&P Mid-Cap 400 Index	December 2024	222	74,987	6,917
				23,905
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Vanguard® U.S. Growth Fund
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,527,074	112,501	733	47,640,308
Temporary Cash Investments	976,709	155,000	—	1,131,709
Total	48,503,783	267,501	733	48,772,017
Derivative Financial Instruments
Assets
Futures Contracts[1]	23,905	—	—	23,905
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.